Segmented Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segmented Information	Segmented Information
AltaGas owns and operates a portfolio of assets and services used to move energy from the source to the end‑user. In 2020, AltaGas revised its reportable segments to align with the structure of its business following asset sales completed as part of its 2019 asset monetization program. As a result of these changes, AltaGas has refocused on its core Utilities and Midstream segments. Consistent with Management’s strategic view of the business and the basis on which it assesses performance and allocates resources, beginning in 2020, AltaGas has two operating segments: Utilities (which now includes the WGL retail marketing business) and Midstream. These operating segments have not been aggregated in the determination of AltaGas' reportable segments. All other assets are included in the Corporate/Other segment. Prior period segment information has been restated to conform to the current reporting segment presentation.

The following describes the Corporation’s reporting segments:

Utilities
■ rate-regulated natural gas distribution assets in Michigan, Alaska, the District of Columbia,
    Maryland, and Virginia;
■ rate-regulated natural gas storage in the United States; and
■ sale of natural gas to residential, commercial and industrial customers in Washington D.C.,
    Maryland, Virginia, Delaware, Pennsylvania and Ohio.

Midstream
■ NGL processing and extraction plants;
■ natural gas storage facilities;
■ liquefied petroleum gas (LPG) terminals;
■ transmission pipelines to transport natural gas and NGL;
■ natural gas gathering lines and field processing facilities;
■ purchase and sale of natural gas;
■ natural gas and NGL marketing;
■ marketing, storage and distribution of wellsite fluids and fuels, crude oil and condensate diluents; and
■ interest in a regulated pipeline in the Marcellus/Utica gas formation;

Corporate/Other
■ the cost of providing corporate services, financing and general corporate overhead, investments in certain public and private entities, corporate assets, financing other segments and the effects of changes in the fair value of certain risk management contracts; and
■ a small portfolio of remaining power assets, certain of which are pending sale.

The following table provides a reconciliation of segment revenue to the disaggregated revenue table disclosed in Note 24:

	Year Ended December 31, 2020
	Utilities	Midstream	Corporate/Other	Total
External revenue (note 24)	$3,817	$1,635	$135	$5,587
Intersegment revenue	—	1	—	1
Segment revenue	$3,817	$1,636	$135	$5,588

	Year Ended December 31, 2019
	Utilities	Midstream	Corporate/Other	Total
External revenue (note 24)	$4,044	$1,228	$223	$5,495
Intersegment revenue	—	32	—	32
Segment revenue	$4,044	$1,260	$223	$5,527
Geographic Information

Year Ended December 31	2020	2019
Revenue (a)
Canada	$1,512	$1,245
United States	4,053	4,325
TOTAL	$5,565	$5,570
(a)Operating revenue from external customers, excluding unrealized gains or losses on risk management contracts.

As at December 31	2020	2019
Property, plant and equipment
Canada	$3,149	$2,682
United States	7,739	7,443
TOTAL	$10,888	$10,125

Operating right-of-use assets
Canada	$293	$85
United States	79	85
TOTAL	$372	$170

The following tables show the composition by segment:

	Year Ended December 31, 2020
	Utilities	Midstream	Corporate/Other	Intersegment Elimination (a)	Total
Segment revenue (note 24)	$3,817	$1,636	$135	$(1)	$5,587
Cost of sales	(2,156)	(994)	(29)	1	(3,178)
Operating and administrative	(942)	(254)	(71)	—	(1,267)
Accretion expenses	—	(4)	(1)	—	(5)
Depreciation and amortization	(295)	(86)	(33)	—	(414)
Provisions on assets (note 6)	(1)	(105)	(3)	—	(109)
Income from equity investments	5	44	—	—	49
Other income	259	24	23	—	306
Foreign exchange gains (losses)	—	(26)	30	—	4
Interest expense	—	—	(274)	—	(274)
Income (loss) before income taxes	$687	$235	$(223)	$—	$699
Net additions (reductions) to:
Property, plant and equipment(b)	$740	$136	$(51)	$—	$825
Intangible assets	$3	$3	$4	$—	$10
(a)Intersegment transactions are recorded at market value.
(b)Net additions to property, plant, and equipment, and intangible assets may not agree to changes reflected in the Consolidated Statements of Cash Flows due to classification of business acquisition and foreign exchange changes on U.S. assets.

	Year Ended December 31, 2019
	Utilities	Midstream	Corporate/Other	Intersegment Elimination (a)	Total
Segment revenue (note 24)	$4,044	$1,260	$223	$(32)	$5,495
Cost of sales	(2,448)	(760)	(51)	32	(3,227)
Operating and administrative	(960)	(213)	(126)	—	(1,299)
Accretion expenses	—	(4)	(1)	—	(5)
Depreciation and amortization	(276)	(89)	(73)	—	(438)
Provision on assets (note 6)	—	(34)	(382)	—	(416)
Income from equity investments	19	122	—	—	141
Other income	29	28	851	—	908
Foreign exchange gains (losses)	—	(5)	4	—	(1)
Interest expense	—	—	(346)	—	(346)
Income before income taxes	$408	$305	$99	$—	$812
Net additions (reductions) to:
Property, plant and equipment (b)	$840	$351	$(2,280)	$—	$(1,089)
Intangible assets	$23	$5	$9	$—	$37
(a)Intersegment transactions are recorded at market value.
(b)Net additions to property, plant, and equipment, and intangible assets may not agree to changes reflected in the Consolidated Statements of Cash Flows due to classification of business acquisition and foreign exchange changes on U.S. assets.

The following table shows goodwill and total assets by segment:

	Utilities	Midstream	Corporate/Other	Total
As at December 31, 2020
Goodwill	$3,706	$1,333	$—	$5,039
Segmented assets	$13,675	$7,320	$537	$21,532
As at December 31, 2019
Goodwill	$3,781	$161	$—	$3,942
Segmented assets	$13,719	$5,265	$811	$19,795